VOYA PARTNERS, INC.

VY®  PIMCO Bond Portfolio

(“Portfolio”)

Supplement dated October 3, 2014

to the Portfolio’s

Adviser Class (“Class ADV”), Initial Class (“Class I”),
Service Class (“Class S”), and Service Class 2 (“Class S2”) Prospectus,

dated May 1, 2014 and

To the Portfolio’s Class ADV, Class I, Class S, and Class S2
 Summary Prospectus dated May 1, 2014
 (each a “Prospectus” and collectively “Prospectuses”)

Effective September 26, 2014, William H. Gross no longer serves as portfolio manager of the Portfolio and Scott Mather, Mark Kiesel, and Mihir Worah were named as portfolio managers of the Portfolio.  The Portfolio’s Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Scott A. Mather	Mihir Worah
Portfolio Manager (since 9/14)	Portfolio Manager (since 9/14)
Mark Kiesel
Portfolio Manager (since 9/14)

2.              The second and third paragraphs of the sub-section entitled “Management of the Portfolios — VY®  PIMCO Bond Portfolio — Pacific Investment Management Company LLC” of the Portfolio’s Prospectus are hereby deleted and replaced with the following:

Scott A. Mather, Chief Investment Officer, U.S. Core Strategies, Managing Director, and Portfolio Manager joined PIMCO in 1998.

Mark Kiesel, Chief Investment Officer, Global Credit Managing Director, and Portfolio Manager, is a member of the PIMCO Investment Committee and the global head of corporate bond portfolio management.  Mr. Kiesel joined PIMCO in 1996.

Mihir Worah, Chief Investment Officer, Real Return, Asset Allocation Managing Director, and Portfolio Manager, is head of the real return and multi-asset portfolio management teams.  Mr. Worah joined PIMCO in 2001.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® PIMCO Bond Portfolio

 (the “Portfolio”)

Supplement dated October 3, 2014

to the Portfolio’s Adviser Class, Initial Class, Service Class and Service 2 Class

Statement of Additional Information, dated May 1, 2014 (“SAI”)

Effective September 26, 2014, William H. Gross no longer serves as portfolio manager of the Portfolio and Scott A. Mather, Mark Kiesel, and Mihir Worah were named as portfolio managers of the Portfolio.

The Portfolio’s SAI is hereby revised as follows:

The sub-sections entitled “Other Accounts Managed” and “Portfolio Manager Ownership of Securities” under the section entitled “Portfolio Managers — VY®  PIMCO Bond Portfolio” in the Portfolio’s SAI are hereby deleted and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of September 26, 2014.

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Scott A. Mather	38	$317,704,680,000	50	(1)	$41,649,340,000	83	(2)	$34,257,780,000
Mark Kiesel	35	$328,007,150,000	51	(3)	$65,710,810,000	141	(4)	$72,777,780,000
Mihir Worah	56	$339,203,520,000	35	(5)	$30,594,200,000	55	(6)	$31,888,570,000

(1)                                 Of the accounts listed, 3 accounts with assets of $1,096,670,000 have performance based advisory fees.

(2)                                 Of the accounts listed, 13 accounts with assets of $6,249,970,000 have performance based advisory fees.

(3)                                 Of the accounts listed, 8 accounts with assets of $6,168,720,000 have performance based advisory fees.

(4)                                 Of the accounts listed, 14 accounts with assets of $4,739,970,000 have performance based advisory fees.

(5)                                 Of the accounts listed, 1 account with assets of $161,000,000 has performance based advisory fees.

(6)                                 Of the accounts listed, 7 accounts with assets of $1,517,910,000 have performance based advisory fees.

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of September 26, 2014, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Scott A. Mather	None
Mark Kiesel	None
Mihir Worah	None

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